OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of components of other income (expense)	The components of other income for the years ended December 31 were as follows:

	2016	2015	2014
Interest income	$163	$269	$1,009
Interest expense	(71)	(154)	(134)
Other	(9)	—	(21)
	$83	$115	$854